Taxes On Income (Summary Of Profit (Loss) Before Tax And Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Profit (loss) before taxes on income and noncontrolling interest, Israel	$ 9,231	$ 6,598	$ 8,232
Profit (loss) before taxes on income and noncontrolling interest, Foreign jurisdiction	5,485	7,729	1,318
Profit before taxes on income	14,716	14,327	9,550
Current tax benefit (expense), Israel	84	(1,002)	(294)
Current tax benefit (expense), Foreign jurisdiction	(2,338)	(1,565)	(1,195)
Current tax benefit (expense)	(2,254)	(2,567)	(1,489)
Deferred taxes, Foreign jurisdiction	1,795	409	127
Deferred taxes	1,795	409	127
Income tax benefit (expense)	$ (459)	$ (2,158)	$ (1,362)